Investments (Details) - Schedule of group financial investments - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020
Investments (Details) - Schedule of group financial investments [Line Items]
Unquoted bonds	[1]	$ 2,972	$ 3,103
Quoted bonds		404,026	390,918
Quoted funds and alternative investments		11,174	9,791
Quoted equities	[2]	31,939	27,924
Unquoted equities	[3]	6,783	6,748
Expected credit losses and impairment		(397)	(397)
Total		456,497	438,087
Amortized cost [Member]
Investments (Details) - Schedule of group financial investments [Line Items]
Unquoted bonds	[1]	2,972	3,103
Quoted bonds
Quoted funds and alternative investments
Quoted equities	[2]
Unquoted equities	[3]
Expected credit losses and impairment		(397)	(397)
Total		2,575	2,706
Fair value through other comprehensive income [Member]
Investments (Details) - Schedule of group financial investments [Line Items]
Unquoted bonds	[1]
Quoted bonds		404,026	390,918
Quoted funds and alternative investments
Quoted equities	[2]	17,600	14,935
Unquoted equities	[3]	6,783	6,748
Expected credit losses and impairment
Total		428,409	412,601
Fair value through statement of profit or loss [Member]
Investments (Details) - Schedule of group financial investments [Line Items]
Unquoted bonds	[1]
Quoted bonds
Quoted funds and alternative investments		11,174	9,791
Quoted equities	[2]	14,339	12,989
Unquoted equities	[3]
Expected credit losses and impairment
Total		$ 25,513	$ 22,780

[1]	The Group has an investment in an unquoted bond denominated in JOD (USD pegged currency) issued by ‘Specialized Investment Compound Co.,’ a local company based in Jordan, which had an original maturity date of 22 February 2016. However, this company is currently under liquidation, due to which 85% of the original bond holdings with a nominal value amounting to USD 1,236 thousand were not paid on that maturity date.
[2]	In 2020, the Group has sold part of its holdings in a quoted equity at fair value through OCI to take advantage of the increase in the market value of the investee. The quoted equities were purchased in 2011 and held as a long-term investment. Upon disposal, the fair value of the sold shares was USD 3,859 thousand and the cumulative fair value change of USD 2,341 thousand remained in the fair value reserve.
[3]	The Group has two unquoted equity investments under level 3 designated at fair value through OCI valued at USD 6,427 thousand (31 December 2020: USD 6,314 thousand) and USD 356 thousand (31 December 2020: USD 434 thousand).